STATEMENT OF OPERATIONS (Q1) (Parenthetical) - USD ($)	3 Months Ended	5 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Expenses
Management and incentive fees, net rebate	$ 237,743	$ 259,167